Consolidated Statements of Financial Position	Dec. 31, 2022 USD ($)	Dec. 31, 2022 MYR (RM)	Dec. 31, 2021 MYR (RM)
Non-current assets
Financial assets measured at fair value through other comprehensive income	$ 2,911,924	RM 12,819,747	RM 34,221,879
Financial assets measured at fair value through profit and loss	16,422	72,295	1,309,134
Property and equipment	352,431	1,551,579	152,532
Right-of-use assets	162,213	714,143
Deferred initial public offering expense	1,491,008	6,564,162	0
Deferred tax assets	77,149	339,650	339,650
Total non-current assets	5,011,147	22,061,576	36,023,195
Current assets
Trade and other receivables – third parties	3,283,091	14,453,809	4,540,984
Trade and other receivables – related party	296,587	1,305,724
Amount due from related parties	1,590	7,000	427,677
Cash and bank balances	907,665	3,995,995	3,122,947
Total current assets	4,488,933	19,762,528	8,091,608
Total assets	9,500,080	41,824,104	44,114,803
Current liabilities
Trade and other payables	2,364,183	10,408,318	1,726,403
Contract liabilities			500,000
Bank and other borrowings	177,977	783,542	812,466
Lease liabilities	73,188	322,208
Deferred revenue			1,510,321
Income tax payable	389,959	1,716,794	8,284,766
Total current liabilities	3,005,307	13,230,862	12,833,956
Non-current liabilities
Bank and other borrowings	70,262	309,331	398,526
Lease liabilities	96,025	422,751
Amount due to related parties	814,684	3,586,646	9,964,078
Deferred revenue			1,555,000
Total non-current labilities	980,971	4,318,728	11,917,604
Total liabilities	3,986,278	17,549,590	24,751,560
Capital and reserves
Share capital	2,981,812	13,127,427	220,000
Capital reserve	1,483,830	6,532,560	6,532,560
Retained earnings	1,420,976	6,255,851	12,981,942
Attributable to equity owners of the Company	5,886,618	25,915,838	19,734,502
Non-controlling interests	(372,816)	(1,641,324)	(371,259)
Total equity	5,513,802	24,274,514	19,363,243
Total liabilities and equity	$ 9,500,080	RM 41,824,104	RM 44,114,803